Earnings Per Share - Computation of Earnings Per Share (Parenthetical) (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Excluded Common Shares issuable under Company's Incentive Stock Option Plan	5.2	2.8